Credit Risk (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of credit risk exposure [abstract]
Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses

	Upside	Base case	Downside 1	Downside 2	Weighted
30 June 2026	£m	£m	£m	£m	£m
Exposure	344,697	344,697	344,697	344,697	344,697
Retail & Business Banking	244,798	244,798	244,798	244,798	244,798
– Mortgages	219,594	219,594	219,594	219,594	219,594
– Credit Cards	16,896	16,896	16,896	16,896	16,896
– Other	8,308	8,308	8,308	8,308	8,308
Consumer Finance	4,988	4,988	4,988	4,988	4,988
Corporate & Commercial Banking	29,135	29,135	29,135	29,135	29,135
Corporate Centre	65,776	65,776	65,776	65,776	65,776

ECL	812	853	946	1,200	891
Retail & Business Banking	425	454	525	747	489
– Mortgages	92	108	152	332	138
– Credit Cards	167	175	191	205	180
– Other	166	171	182	210	171
Consumer Finance	66	66	68	67	67
Corporate & Commercial Banking	321	333	353	386	335
Corporate Centre	—	—	—	—	—
	%	%	%	%	%
Proportion of assets in Stage 2	5	5	6	9	5
Retail & Business Banking	6	7	7	11	7
– Mortgages	7	7	8	12	7
– Credit Cards	2	2	3	3	3
– Other	5	5	6	8	5
Consumer Finance	8	8	8	7	8
Corporate & Commercial Banking	4	4	5	8	4
Corporate Centre	—	—	—	—	—

Proportion of assets in Stage 3	1	1	1	1	1
Retail & Business Banking	1	1	1	1	1
– Mortgages	1	1	1	1	1
– Credit Cards	—	—	—	—	—
– Other	1	1	1	1	1
Consumer Finance	1	1	1	1	1
Corporate & Commercial Banking	2	2	2	2	2
Corporate Centre	—	—	—	—	—

	Upside	Base case	Downside 1	Downside 2	Weighted
31 December 2025	£m	£m	£m	£m	£m
Exposure	300,065	300,065	300,065	300,065	300,065
Retail & Business Banking	203,024	203,024	203,024	203,024	203,024
– Mortgages	182,073	182,073	182,073	182,073	182,073
– Credit Cards	14,649	14,649	14,649	14,649	14,649
– Other	6,302	6,302	6,302	6,302	6,302
Consumer Finance	4,979	4,979	4,979	4,979	4,979
Corporate & Commercial Banking	27,361	27,361	27,361	27,361	27,361
Corporate Centre	64,701	64,701	64,701	64,701	64,701

ECL	731	762	900	1,120	813
Retail & Business Banking	358	382	484	690	427
– Mortgages	88	101	178	367	138
– Credit Cards	146	153	159	159	155
– Other	124	128	147	164	134
Consumer Finance	62	62	64	64	63
Corporate & Commercial Banking	311	318	352	366	323
Corporate Centre	—	—	—	—	—
	%	%	%	%	%
Proportion of assets in Stage 2	6	6	7	9	6
Retail & Business Banking	7	7	9	11	8
– Mortgages	7	8	9	11	8
– Credit Cards	3	3	3	3	3
– Other	7	7	9	11	7
Consumer Finance	7	7	7	7	7
Corporate & Commercial Banking	6	6	8	10	5
Corporate Centre	—	—	—	—	—

Proportion of assets in Stage 3	1	1	1	1	1
Retail & Business Banking	1	1	1	1	1
– Mortgages	1	1	1	1	1
– Credit Cards	—	—	—	—	—
– Other	1	1	1	1	1
Consumer Finance	1	1	1	1	1
Corporate & Commercial Banking	3	3	3	3	2
Corporate Centre	—	—	—	—	—
30 June 2026 compared to 31 December 2025
ECL increased by £78m since 31 December 2025 mainly driven by the acquisition of TSB driving £73m and economic updates following the conflict in the Middle
East £22m, partly offset by the release of ECL due the sale of high RWA mortgages in Q2-26.

Disclosure of ECL Reconciliation	The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		POCI		Total
	Exposure s1	ECL	Exposure s1	ECL	Exposure s1	ECL	Exposure s1	ECL	Exposure s1	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2026	279,012	157	18,696	302	2,357	354	—	—	300,065	813
Transfers from Stage 1 to Stage 2[2]	(7,184)	(14)	7,184	14	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	3,834	62	(3,834)	(62)	—	—	—	—	—	—
Transfers to Stage 3[2]	(170)	(2)	(420)	(22)	590	24	—	—	—	—
Transfers from Stage 3[2]	—	—	185	17	(185)	(17)	—	—	—	—
Transfers of financial instruments	(3,520)	46	3,115	(53)	405	7	—	—	—	—
Net ECL remeasurement on stage transfer[3]	—	(56)	—	74	—	68	—	—	—	86
Change in economic scenarios[4]	—	5	—	16	—	1	—	—	—	22
Change to ECL models	—	—	—	—	—	—	—	—	—	—
Acquisition of TSB	41,018	62	—	—	—	—	467	—	41,485	62
New lending and assets purchased[5,8]	34,932	25	290	14	25	3	—	—	35,247	42
Redemptions, repayments and assets sold[6,8]	(19,377)	(16)	(2,558)	(35)	(654)	(45)	(7)	—	(22,596)	(96)
Changes in risk parameters and other movements[7]	(9,471)	(9)	72	10	121	81	(3)	11	(9,281)	93
Assets written off[6]	—	—	—	—	(219)	(118)	(4)	(13)	(223)	(131)
At 30 June 2026	322,594	214	19,615	328	2,035	351	453	(2)	344,697	891
Net movement in the period	43,582	57	919	26	(322)	(3)	453	(2)	44,632	78

ECL charge to the Income Statement		57		26		115		11		209
Less: Discount unwind		—		—		(8)		—		(8)
Less: Recoveries net of collection costs		—		—		80		(4)		76
Total ECL charge to the Income Statement		57		26		187		7		277

At 1 January 2025	266,290	153	21,422	359	2,772	358	290,484	870
Transfers from Stage 1 to Stage 2[2]	(5,184)	(9)	5,184	9	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	4,978	63	(4,978)	(63)	—	—	—	—
Transfers to Stage 3[2]	(123)	(1)	(648)	(25)	771	26	—	—
Transfers from Stage 3[2]	8	4	342	23	(350)	(27)	—	—
Transfers of financial instruments	(321)	57	(100)	(56)	421	(1)	—	—
Net ECL remeasurement on stage transfer[3]	—	(59)	—	69	—	84	—	94
Change in economic scenarios[4]	—	(6)	—	2	—	(4)	—	(8)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased5 8	30,444	21	294	16	27	3	30,765	40
Redemptions, repayments and assets sold6 8	(16,209)	(15)	(2,004)	(42)	(441)	(32)	(18,654)	(89)
Changes in risk parameters and other movements[7]	(4,405)	(12)	190	(6)	108	92	(4,107)	74
Assets written off[6]	—	—	—	—	(242)	(101)	(242)	(101)
At 30 June 2025	275,799	139	19,802	342	2,645	399	298,246	880
Net movement in the period	9,509	(14)	(1,620)	(17)	(127)	41	7,762	10

ECL (release)/charge to the Income Statement		(14)		(17)		142		111
Less: Discount unwind		—		—		(10)		(10)
Less: Recoveries net of collection costs		—		—		4		4
Total ECL (release)/charge to the Income Statement		(14)		(17)		136		105
1Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
2Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
3Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
4Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements.
Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
5Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
6Exposures and ECL for facilities that existed at the start of the period but not at the end.
7Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
8New lending and assets purchased and Redemptions, repayments and assets sold categories include internal transfers.